Income Tax - Schedule of Reconciliation of Income Tax Expenses to Prima Facie Tax Payable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Reconciliation of Income Tax Expenses to Prima Facie Tax Payable [Abstract]
(Loss) profit before income tax	$ (2,609,287)	$ 516,820	$ 1,082,610
Tax effect at the Hong Kong profits tax rate, amount	$ (430,532)	$ 85,275
Tax effect at the Hong Kong profits tax rate, percentage	16.50%	16.50%
Tax effect of preferential tax rate, amount		$ (21,100)
Tax effect of preferential tax rate, percentage		(4.10%)
))Tax effect of non-assessable income, amount	$ (787)	$ (153)
))Tax effect of non-assessable income, percentage	0.00%	0.00%
Tax effect of non-deductible expenses, amount	$ 68,210	$ 73,560
Tax effect of non-deductible expenses, percentage	(2.60%)	14.20%
Tax effect of tax rebate, amount		$ (192)
Tax effect of tax rebate, percentage		0.00%
Total, amount	$ (363,109)	$ 137,390	$ 157,047
Total, percentage	13.90%	26.60%